Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property and Equipment, Net [Line Items]
Depreciation	$ 216,074	$ 263,454	$ 391,704
Motor Vehicle [Member]
Property and Equipment, Net [Line Items]
Carrying amount		$ 138,301